INVESTMENTS IN JOINT VENTURES	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Investments In Joint Ventures
INVESTMENTS IN JOINT VENTURES

NOTE 3 – INVESTMENT IN BLUE SPHERE PAVIA

On December 14, 2015 (“Closing Date”), and pursuant to a Share Purchase Agreement, dated May 14, 2015 ( the “Share Purchase Agreement”), by and among the Company’s indirect wholly-owned subsidiary, Bluesphere Pavia, and Volteo Energie S.p.A., Agriholding S.r.l., and Overland S.r.l. (collectively, the “Sellers”), Bluesphere Pavia completed the acquisitions of one hundred percent (100%) of the share capital of Agricerere S.r.l., Agrielektra S.r.l., Agrisorse S.r.l. and Gefa S.r.l . (each, an “SPV” and collectively, the “SPVs”) from the Sellers. Each SPV owns and operates an anaerobic digestion biogas plant in Italy for the production and sale of electricity to Gestore del Servizi Energetici GSE, S.p.A., a state-owned company, pursuant to a power purchase agreement. Pursuant to the Italy Projects Agreement, the Company also issued a corporate guarantee to the Sellers, whereby the Company will secure the obligations of Bluesphere Pavia under the Italy Projects Agreement.

Pursuant to the Share Purchase Agreement, the Company to pay $5,646,628 (€5,200,000) (the “Purchase Price”), subject to certain post-closing adjustments, to acquire the share capital of the SPVs. The Purchase Price for each SPV was determined based on a Base Line EBITDA guaranteed by the Sellers and an Equity IRR Target calculated on the Purchase Price of no less than twenty-five percent (25%). Fifty percent (50%) of the Purchase Price, adjusted for certain post-closing adjustments and closing costs, in the amount of $2,143,181 (€1,952,858) was paid at closing, and the balance is due to the Sellers on the third anniversary of the closing date. The remaining fifty percent (50%) of the Purchase Price, prior to and after closing date, and any variation of EBITDA results in the 18 months following the closing date, will be promised by a note from each Seller, to be paid on the third anniversary of the closing, along with interest on the unpaid balance due at an annual rate of two percent (2%).

On August 18, 2015, the Company and two of its wholly-owned subsidiaries, Eastern and Bluesphere Pavia, entered into a Long Term Mezzanine Loan Agreement (the “Helios Loan Agreement”) with Helios Italy Bio-Gas 1 L.P. (“Helios”). Under the Helios Loan Agreement, Helios will make up to $5,646,628 (€5,000,000) available to Bluesphere Pavia (the “Helios Loan”) to finance (a) ninety percent (90%) of the total required investment of the first four SVPs acquired, (b) eighty percent (80%) of the total required investment of up to three SVPs subsequently acquired, (c) certain broker fees incurred in connection with the acquisitions, and (d) any taxes associated with registration of an equity pledge agreement (as described below). Each financing of an SVP acquisition will be subject to specified conditions precedent and will constitute a separate loan under the Helios Loan Agreement. Helios may, within 90 days of a closing, require repayment of ten percent (10%) of the relevant loan and broker fees. If no such repayment is required, Helios may reduce the amount of its commitment to finance the acquisitions of the three additional SVPs to seventy to eighty percent (70-80%) of the total required investment. Helios’s commitment to provide any loan under the Helios Loan Agreement that is not utilized by June 30, 2016 will automatically cancel, unless extended in writing by Helios.

Subject to specified terms, representations and warranties, the Helios Loan Agreement provides that each loan thereunder will accrue interest at a rate of 14.5% per annum, paid quarterly. Helios will also be entitled to an annual operation fee, paid quarterly. The final payment for each loan will become due no later than the earlier of (a) thirteen and one half years from the date such loan was made available to Bluesphere Italy, and (b) the date that the Feed in Tariff license granted to the relevant SVP expires. Pursuant to the Helios Loan Agreement and an equity pledge agreement, Eastern Sphere pledged all its shares in Bluesphere Pavia to secure all loan amounts utilized under the Helios Loan Agreement.

The Company also entered into a no-interest bearing promissory note, dated December 8, 2015 (the “Palas Promissory Note”), with R.S. Palas Management Ltd. to finance a small portion of the Purchase Price. The Palas Promissory Note is for an amount of $129,146 (€118,000) and is due and payable, without interest or premium, on December 31, 2015. The payee under the Palas Promissory Note, R.S. Palas Management Ltd., is an entity owned and controlled by Shlomi Palas, the Company’s President and Chief Executive Officer and a member of its Board of Directors.

In accordance with a Framework EBITDA Guarantee Agreement, dated July 17, 2015 (the “EBITDA Agreement”), between the Company and Austep S.p.A. (“Austep”), Austep will operate, maintain and supervise each biogas plant owned by the SPVs. In addition, Austep will guarantee a monthly aggregate EBITDA of $204,147 (€188,000) from the four SPVs for the initial six months following the acquisition, and thereafter Austep will guarantee an annual aggregate EBITDA of $4,082,946 (€3,760,000) from the four SPVs. Pursuant to the terms of the agreements with Austep, the Company will receive the guaranteed levels of EBITDA and Austep will receive 90% of the revenue more than these levels.

The Company applied the equity method of accounting for those investments because the Framework EBITDA Guarantee Agreement between the Company and Austep whereas Austep operates, maintains and supervises each biogas plants prevents us from exercising a controlling influence over operating policies of the plants. Under this method, our equity investment is reflected as an investment in non-consolidated subsidiaries on our Condensed Balance Sheets and the net earnings or losses of the investments is reflected as equity in net earnings of non-consolidated companies on our Consolidated Statements of Operations.

NOTE 3 – INVESTMENT IN BLUE SPHERE PAVIA

On August 18, 2015, the Company and two of its wholly-owned subsidiaries, Eastern and Bluesphere Pavia, entered into a Long Term Mezzanine Loan Agreement (the “Helios Loan Agreement”) with Helios Italy Bio-Gas 1 L.P. (“Helios”). Under the Helios Loan Agreement,[i] Helios will make up to $5,646,628 (€5,000,000) available to Bluesphere Pavia (the “Helios Loan”) to finance (a) ninety percent (90%) of the total required investment of the first four SVPs acquired, (b) eighty percent (80%) of the total required investment of up to three SVPs subsequently acquired, (c) certain broker fees incurred in connection with the acquisitions, and (d) any taxes associated with registration of an equity pledge agreement (as described below). Each financing of an SVP acquisition will be subject to specified conditions precedent and will constitute a separate loan under the Helios Loan Agreement. Subject to specified terms, representations and warranties, the Helios Loan Agreement provides that each loan thereunder will accrue interest at a rate of 14.5% per annum, paid quarterly. Helios will also be entitled to an annual operation fee, paid quarterly. The final payment for each loan will become due no later than the earlier of (a) thirteen and one half years from the date such loan was made available to Bluesphere Italy, and (b) the date that the Feed in Tariff license granted to the relevant SVP expires. Pursuant to the Helios Loan Agreement and an equity pledge agreement, Eastern Sphere pledged all its shares in Bluesphere Pavia to secure all loan amounts utilized under the Helios Loan Agreement.

On December 14, 2015 (“Closing Date”), and pursuant to a Share Purchase Agreement, dated May 14, 2015 (the “Share Purchase Agreement”), by and among the Company’s indirect wholly-owned subsidiary, Bluesphere Pavia, Volteo Energie S.p.A., Agriholding S.r.l., and Overland S.r.l. (collectively, the “Sellers”), Bluesphere Pavia completed the acquisitions of one hundred percent (100%) of the share capital of Agricerere S.r.l., Agrielektra S.r.l., Agrisorse S.r.l. and Gefa S.r.l . (each, an “SPV” and collectively, the “SPVs”) from the Sellers. Each SPV owns and operates an anaerobic digestion biogas plant in Italy for the production and sale of electricity to Gestore del Servizi Energetici GSE, S.p.A., a state-owned company, pursuant to a power purchase agreement. Pursuant to the Italy Projects Agreement, the Company also issued a corporate guarantee to the Sellers, whereby the Company will secure the obligations of Bluesphere Pavia under the Italy Projects Agreement.

Pursuant to the Share Purchase Agreement, the Company to pay $5,646,628 (€5,200,000) (the “Purchase Price”), subject to certain post-closing adjustments, to acquire the share capital of the SPVs. The Purchase Price for each SPV was determined based on a Base Line EBITDA guaranteed by the Sellers and an Equity IRR Target calculated on the Purchase Price of no less than twenty-five percent (25%). Fifty percent (50%) of the Purchase Price, adjusted for certain post-closing adjustments and closing costs, in the amount of $2,143,181 (€1,952,858) was paid at closing, and the balance is due to the Sellers on the third anniversary of the closing date. The remaining fifty percent (50%) of the Purchase Price, prior to and after closing date, and any variation of EBITDA results in the 18 months following the closing date , will be promised by a note from each Seller, to be paid on the third anniversary of the closing, along with interest on the unpaid balance due at an annual rate of two percent (2%).. The portion of the Purchase Price paid at closing was primarily financed by a loan of $3,149,081 (€2,900,000) pursuant to the Helios Loan Agreement whereas the Company repaid $404,000 (€365,303) during the nine months ended September 30, 2016.

In accordance with a Framework EBITDA Guarantee Agreement, dated July 17, 2015 (the “EBITDA Agreement”), between the Company and Austep S.p.A. (“Austep”), Austep will operate, maintain and supervise each biogas plant owned by the SPVs. In addition, Austep guaranteed a monthly aggregate EBITDA of $204,147 (€188,000) from the four SPVs for the initial six months following the acquisition, and thereafter Austep will guarantee an annual aggregate EBITDA of $4,082,946 (€3,760,000) from the four SPVs. Pursuant to the terms of the agreements with Austep, the Company will receive the guaranteed levels of EBITDA and Austep will receive ninety percent (90%) of the revenue in excess of these levels.

The Company applied the equity method of accounting for those investments because the Framework EBITDA Guarantee Agreement between the Company and Austep whereas Austep operates, maintains and supervises each biogas plants prevents us from exercising a controlling influence over operating policies of the plants. Under this method, our equity investment is reflected as an investment in non-consolidated subsidiaries on our Condensed Balance Sheets and the net earnings or losses of the investments is reflected as equity in net earnings of non-consolidated companies on our Consolidated Statements of Operations.

NOTE 2 – INVESTMENTS IN JOINT VENTURES

On October 19, 2012, the Company signed definitive project agreements in respect of both the North Carolina and Rhode Island sites with Orbit Energy, Inc. (“Orbit”), pursuant to which the Company would be entitled to full ownership of each of the entities that owns the rights to implement the respective projects (Orbit Energy Charlotte, LLC in the case of the North Carolina project (“OEC”) and Orbit Energy Rhode Island, LLC in the case of the Rhode Island project (“OERI”)), subject to the satisfaction of certain conditions.

North Carolina Project

On November 19, 2014, The Company signed an amended and restated purchase agreement with Orbit for the North Carolina project (the “Amended OEC Purchase Agreement”). Subject to the terms of the Amended OEC Purchase Agreement, Orbit transferred ownership of OEC to the Company in exchange for a development fee of $900,000, reimbursement of $17,764 and an amount equal to 30% of the distributable cash flow from the North Carolina project after the project achieves a post-recoupment 30% internal rate of return computed on the basis of any and all benefits from tax credits, depreciation and other incentives of any nature. The Company also agreed to use high solid anaerobic digester units designed by Orbit (the “HSAD Units”) and to retain Orbit to implement and operate the HSAD Units for an annual management fee of $187,500 (the “OEC Management Fee”), subject to certain conditions. The Amended OEC Purchase Agreement provided that the Company had until December 15, 2014 to pay Orbit the development fee and reimbursement amount, which was extended to January 15, 2015 upon payment of $75,000. The Company did not pay Orbit the development fee and reimbursement amount and, pursuant to the terms of the Amended OEC Purchase Agreement, ownership of OEC reverted back to Orbit on January 15, 2015.

On January 30, 2015, The Company entered into the Orbit Energy Charlotte, LLC Membership Interest Purchase Agreement by and among the Company, Orbit, Concord Energy Partners, LLC, a Delaware limited liability company (“Concord”), and OEC (the “New OEC Purchase Agreement”), pursuant to which (i) Concord purchased all of Orbit’s right, title and interest in and to the membership interests of OEC (the “OEC Interests”), (ii) Orbit abandoned all economic and ownership interest in the OEC Interests in favor of Concord, (iii) Orbit ceased to be a member of OEC and (iv) Concord was admitted as the sole member of OEC.

Subject to the satisfaction of certain conditions by Orbit, The Company agreed to be responsible for all costs of evaluating and incorporating into the North Carolina project (i) Orbit’s high solids anaerobic digestion technology, consisting of a proprietary process that uses an anaerobic digester design developed by the U.S. Department of Energy and subsequently modified by Orbit in combination with the proprietary bacteria supplied by Orbit (the “Orbit Technology”), and (ii) two HSAD Units designed by Orbit with up to a total maximum capacity of 100 tons per day. The Company are responsible for both direct and indirect costs, all payments to be made to Orbit and all increased costs, expenses and any damages incurred in connection with the design, installation, integration, operation and maintenance of the Orbit Technology incorporated into the project. The Company also agreed to enter into an operations agreement with Orbit in respect of the HSAD Units to be integrated into the North Carolina project and to pay Orbit the OEC Management Fee.

In a letter agreement executed in connection with the New OEC Purchase Agreement, The Company agreed to pay Orbit an amount equal to thirty percent (30%) of the North Carolina project’s distributable cash flow after The Company and the other equity investors in the North Carolina project fully recoup their respective investments in the North Carolina project (such investments to be calculated solely as amounts expended in and for the construction of the North Carolina project) and the North Carolina project achieves a thirty percent (30%) internal rate of return. The calculation of the project’s internal rate of return would take into account and be computed on the basis of any and all benefits from tax credits, depreciation and other incentives of any nature, as well as the OEC Management Fee.

On the same date as the New OEC Purchase Agreement, (i) the Company, Concord and York Renewable Energy Partners LLC (“York”) entered into a development and indemnification agreement (the “Concord Development and Indemnification Agreement”), pursuant to which Concord paid the Company $1,250,000, issued the Company 250 Series B units of Concord (“Concord Series B Units”) and issued 750 Series A units of Concord (“Concord Series A Units”) to York, and (ii) The Company and York entered into an amended and restated limited liability company operating agreement (the “Concord LLC Agreement”) to establish the Concord Series A Units and Concord Series B Units and admit the Company and York as 25% and 75% members of Concord, respectively. Pursuant to the foregoing agreements, York also agreed to pay the Company two equal installments of $587,500 upon (a) mechanical completion of the North Carolina project and (b) commercial operation of the North Carolina project Company’s rights to receive distributions from Concord are subject to certain priorities in favor of York.

In connection with the foregoing, on January 30 2015, the Company terminated its amended and restated construction finance agreement, dated June 6, 2014, with Caterpillar Financial Services Corporation. In February 2015, The Company received $1,586,000 for development fees and reimbursements in connection with the North Carolina project.

If commercial operations are not commenced within 60 days of December 31, 2015, OEC will be required to pay $500,000 of liquidated damages to Duke Energy pursuant to the Duke PPA. If applicable, York will be responsible for contributing these funds to OEC. Although no assurances can be given, the Company expects the North Carolina project to commence commercial operations in the first quarter of 2016.

Based on the investments made by York as of September 30, 2015, the Company’s portion of net equity in Concord amounted to a total of $3,616,978. Such amount was presented as an asset in the balance sheet and as deferred revenues from equity in subsidiaries. Such deferred revenues will be recorded to the profit and loss statement upon completion of the plants and fulfillment of all the Company’s obligation under the above agreements.

Rhode Island Project

On January 7, 2015, the Company signed an amended and restated purchase agreement with Orbit for the Rhode Island project (the “Amended OERI Purchase Agreement”). Subject to the terms of the Amended OERI Purchase Agreement, Orbit transferred full ownership of OERI to the Company in exchange for a development fee of $300,000, reimbursement of $86,432 and an amount equal to 30% of the distributable cash flow from the Rhode Island project after the project achieves a post-recoupment 30% internal rate of return computed on the basis of any and all benefits from tax credits, depreciation and other incentives of any nature. The Company also agreed to use HSAD Units designed by Orbit and to retain Orbit to implement and operate the HSAD Units for an annual management fee of $187,500 (the “OERI Management Fee”), subject to certain conditions. The Amended OERI Purchase Agreement provided that the Company had until January 22, 2015 to pay Orbit the development fee and reimbursement amount, which was extended to February 28, 2015 upon payment of $31,000. The Company did not pay the development fee and reimbursement amount and, pursuant to the terms of the Amended OERI Purchase Agreement, ownership of OERI reverted back to Orbit.

On April 8, 2015, the Company entered into the Orbit Energy Rhode Island, LLC Membership Interest Purchase Agreement by and among the Company, Orbit, Rhode Island Energy Partners, LLC, a Delaware limited liability company (“Rhode Island”) and OERI (the “New OERI Purchase Agreement”), pursuant to which (i) Rhode Island purchased all of Orbit’s right, title and interest in and to the membership interests of OERI (the “OERI Interests”), (ii) Orbit abandoned all economic and ownership interest in the OERI Interests in favor of Rhode Island, (iii) Orbit ceased to me a member of OERI and (iv) Rhode Island was admitted as the sole member of OERI.

Subject to the satisfaction of certain conditions by Orbit, the Company agreed to be responsible for all costs of evaluating and incorporating into the Rhode Island project (i) the Orbit Technology and (ii) two HSAD Units designed by Orbit with up to a total maximum capacity of 75 tons per day. The Company are responsible for both direct and indirect costs, all payments to be made to Orbit and all increased costs, expenses and any damages incurred in connection with the design, installation, integration, operation and maintenance of the Orbit Technology incorporated into the project. The Company also agreed to enter into an operations agreement with Orbit in respect of the HSAD Units to be integrated into the Rhode Island project and to pay Orbit the OERI Management Fee.

The Company also acknowledged in the New OERI Purchase Agreement its continuing responsibility to pay Orbit an amount equal to thirty percent (30%) of the Rhode Island project’s distributable cash flow after the Company and the other equity investors in the Rhode Island project fully recoup Company’s respective investments in the Rhode Island project (such investments to be calculated solely as amounts expended in and for the construction of the Rhode Island project) and the Rhode Island project achieves a thirty percent (30%) internal rate of return. The calculation of the project’s internal rate of return would take into account and be computed on the basis of any and all benefits from tax credits, depreciation and other incentives of any nature, as well as the OERI Management Fee.

On the same date as the New OERI Purchase Agreement, (i) the Company, Rhode Island and York entered into a development and indemnification agreement (the “Rhode Island Development and Indemnification Agreement”), pursuant to which Rhode Island agreed to pay the Company $1,481,900, issue the Company 2,275 Series B units of Rhode Island (“Rhode Island Series B Units), and issue 7,725 Series A units of Rhode Island (“Rhode Island Series A Units”) to York, and (ii) The Company and York entered into an amended and restated limited liability company operating agreement (the “Rhode Island LLC Agreement”) to establish the Rhode Island Series A Units and Rhode Island Series B Units and admit the Company and York as 22.75% and 77.25% members of Rhode Island, respectively. Pursuant to the foregoing agreements, York also agreed to pay the Company three equal installments of $562,500 upon (a) signing of the Rhode Island Development and Indemnification Agreement, (b) the later of (x) the date of mechanical completion of the Rhode Island project and (y) the date on which an executed interconnection agreement between OERI and National Grid, including receipt of any regulatory approvals from the Rhode Island Public Utility Commission, is delivered by OERI, and (c) commercial operation of the Rhode Island project.

Based on the investments made by York as of September 30, 2015, the Company’s portion of net equity in Rhode Island amounted to a total of $1,335,377. Such amount was presented as an asset in the balance sheet and as deferred revenues from equity in subsidiaries. Such deferred revenues will be recorded to the profit and loss statement upon completion of the plants and fulfillment of all the Company’s obligation under the above agreements.